Statement of Operations (Unaudited) - March G L [Member]	9 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Revenue
Total revenue
Expenses
Operating expenses	4,279,487
Total expenses	4,279,487
Net income (loss) before income taxes	(4,279,487)
Income taxes
Net income (loss)	$ (4,279,487)
Earnings per share – basic | $ / shares	$ (41.40)
Earnings per share – diluted | $ / shares	$ (41.40)
Weighted average common shares outstanding – basic | shares	69,438
Weighted average common shares outstanding – diluted | shares	69,438